Sales Financing Receivables And Loan Receivables (Schedule Of Recorded Investment In Sales Financing Receivables By Type Of Receivables, Region, And Credit Quality Indicator) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Retail Finance Receivable | North America
Credit Quality [Line Items]
Total financing receivables	¥ 257,231	¥ 203,728
Retail Finance Receivable | North America | Rank A
Credit Quality [Line Items]
Total financing receivables	246,345	194,625
Retail Finance Receivable | North America | Rank B
Credit Quality [Line Items]
Total financing receivables	10,602	8,699
Retail Finance Receivable | North America | Rank C
Credit Quality [Line Items]
Total financing receivables	284	404
Retail Finance Receivable | Other Areas
Credit Quality [Line Items]
Total financing receivables	5,353	865
Retail Finance Receivable | Other Areas | Rank A
Credit Quality [Line Items]
Total financing receivables	5,330	865
Retail Finance Receivable | Other Areas | Rank C
Credit Quality [Line Items]
Total financing receivables	23
Finance Lease Receivables | JAPAN
Credit Quality [Line Items]
Total financing receivables	7,533	8,766
Finance Lease Receivables | JAPAN | Rank A
Credit Quality [Line Items]
Total financing receivables	7,379	8,565
Finance Lease Receivables | JAPAN | Rank B
Credit Quality [Line Items]
Total financing receivables	154	201
Finance Lease Receivables | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	116,507	103,170
Finance Lease Receivables | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	115,552	100,169
Finance Lease Receivables | Asia Outside Japan | Rank B
Credit Quality [Line Items]
Total financing receivables	955	3,001
Long-Term Trade Accounts Receivable | JAPAN
Credit Quality [Line Items]
Total financing receivables	59,679	58,228
Long-Term Trade Accounts Receivable | JAPAN | Rank A
Credit Quality [Line Items]
Total financing receivables	57,745	55,041
Long-Term Trade Accounts Receivable | JAPAN | Rank B
Credit Quality [Line Items]
Total financing receivables	1,505	2,669
Long-Term Trade Accounts Receivable | JAPAN | Rank C
Credit Quality [Line Items]
Total financing receivables	429	518
Long-Term Trade Accounts Receivable | Asia Outside Japan
Credit Quality [Line Items]
Total financing receivables	584	82
Long-Term Trade Accounts Receivable | Asia Outside Japan | Rank A
Credit Quality [Line Items]
Total financing receivables	¥ 584	¥ 82